Investments - Value of other securities measured at fair value based on election of the fair value option (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	$ 4,103	$ 3,769	$ 2,082
Equity securities	191	170	242
Total	$ 4,294	$ 3,939	$ 2,324
Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Fixed maturity securities
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	$ 4,103	$ 3,769	$ 2,082
Fixed maturity securities | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	96.00%	96.00%	90.00%
Fixed maturity securities | Obligations of states, municipalities and political subdivisions
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	$ 64	$ 37	$ 50
Fixed maturity securities | Obligations of states, municipalities and political subdivisions | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	1.00%	1.00%	2.00%
Fixed maturity securities | Non-U.S. governments
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	$ 30	$ 22	$ 17
Fixed maturity securities | Non-U.S. governments | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	1.00%	1.00%	1.00%
Fixed maturity securities | Corporate debt
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	$ 2,361	$ 2,222	$ 1,000
Fixed maturity securities | Corporate debt | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	55.00%	56.00%	43.00%
Fixed maturity securities | Mortgage-backed, asset-backed and collateralized
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	$ 1,647	$ 1,488	$ 1,015
Fixed maturity securities | Mortgage-backed, asset-backed and collateralized | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	39.00%	38.00%	44.00%
Fixed maturity securities | RMBS
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	$ 175	$ 165	$ 199
Fixed maturity securities | RMBS | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	4.00%	4.00%	9.00%
Fixed maturity securities | CMBS
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	$ 257	$ 232	$ 234
Fixed maturity securities | CMBS | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	6.00%	6.00%	10.00%
Fixed maturity securities | CLO
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	$ 364	$ 279	$ 283
Fixed maturity securities | CLO | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	9.00%	7.00%	12.00%
Fixed maturity securities | ABS
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	$ 851	$ 812	$ 299
Fixed maturity securities | ABS | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	20.00%	21.00%	13.00%
Fixed maturity securities | US Government Corporations and Agencies Securities
Debt and Equity Securities, FV-NI [Line Items]
Total fixed maturity securities	$ 1	$ 0
Fixed maturity securities | US Government Corporations and Agencies Securities | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	0.00%	0.00%
Equity securities
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	$ 191	$ 170	$ 242
Equity securities | Investment Concentration Risk | Investments
Debt and Equity Securities, FV-NI [Line Items]
Concentration risk, percentage	4.00%	4.00%	10.00%